Property and Equipment, net (Details) - USD ($)	6 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Property, Plant and Equipment, Net [Abstract]
Depreciation	$ 157,280
Property and Equipment [Member]
Property, Plant and Equipment, Net [Abstract]
Property and equipment, net	2,224,523	$ 1,994,191
Installations [Member]
Property, Plant and Equipment, Net [Abstract]
Property and equipment, net	2,026,973	1,809,400
Office Furniture [Member]
Property, Plant and Equipment, Net [Abstract]
Property and equipment, net	118,477	116,613
Other Fixtures and Fittings, Office Equipment [Member]
Property, Plant and Equipment, Net [Abstract]
Property and equipment, net	$ 79,073	$ 68,178